Borrowings and derivative financial instrument - Keliber facilities (Details) € in Millions, R in Millions	12 Months Ended
	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 EUR (€)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	R 41,687	R 36,618	R 22,728
Loans raised	7,912	8,278	14,431
Unwinding of amortised cost	640	688	359
Accrued interest	1,793	1,946	1,192
Accrued interest paid	(2,086)	(1,947)	(1,175)
(Gain)/loss on foreign exchange differences	(155)	215	(1,973)
Balance at end of the year	43,257	41,687	36,618
Current portion of balance	(11,402)	(552)	(11,672)
Non-current portion of balance	31,855	41,135	24,946
Keliber loan facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt	500
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	5,724	0	0
Loans raised	3,851	5,618	0
Unwinding of amortised cost	60	8	0
Accrued interest	350	64	0
Accrued interest paid	(293)	0	0
(Gain)/loss on foreign exchange differences	(145)	34	0
Balance at end of the year	9,547	5,724	0
Current portion of balance	(116)	(66)	0
Non-current portion of balance	R 9,431	R 5,658	R 0
Keliber loan facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	2.5
Keliber loan facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	3.0
ECA facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 250			€ 250
Term of facility	7 years
ECA facility | EURIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.30%			1.30%
EIB facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 150			€ 150
Term of facility	8 years
EIB facility | EURIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.05%			2.05%
Commercial bank facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 100			€ 100
Term of facility	7 years
Commercial bank facility | Mid-range
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.30%			2.30%
Commercial bank facility | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.50%			2.50%
Commercial bank facility | EURIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.10%			2.10%